Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Product sales	$ 2,013.7	$ 2,021.2	$ 2,301.0
COSTS AND EXPENSES
Production costs	(1,251.8)	(1,327.8)	(1,361.1)
Depreciation and amortization	(344.6)	(304.1)	(323.9)
Corporate expenditure	(5.8)	(8.4)	(6.8)
Employment termination costs	(42.9)	(7.7)	(32.0)
Profit on disposal of property, plant and equipment	0.6	0.3	0.6
Increase in post-retirement healthcare costs	(0.1)	(0.3)	(0.1)
Accretion expense on provision for environmental rehabilitation	(14.0)	(14.3)	(13.8)
Costs and Expenses, Total	(1,658.6)	(1,662.3)	(1,737.1)
OTHER (EXPENSES)/INCOME
Interest income	16.7	12.9	13.6
Finance expense	(34.0)	(14.5)	(2.0)
Royalties	(43.2)	(34.4)	(40.1)
Other income	22.8	30.1	33.1
Other expenses	(56.3)	(69.6)	(65.1)
Nonoperating Income (Expense), Total	(94.0)	(75.5)	(60.5)
INCOME BEFORE TAX AND SHARE OF EQUITY INVESTEE'S PROFITS	261.1	283.4	503.4
Income and mining tax (expense)/benefit	(40.0)	67.5	(167.5)
INCOME BEFORE SHARE OF EQUITY INVESTEE'S PROFITS	221.1	350.9	335.9
Share of equity investee's profits	5.4	11.4	4.8
NET INCOME	226.5	362.3	340.7
Net (income)/loss attributable to non-controlling interests	(0.6)	(0.1)	0.1
Net income attributable to shareholders of Sibanye	$ 225.9	$ 362.2	$ 340.8
BASIC EARNINGS PER SHARE ($ cents)	$ 0.35	$ 362,200.00	$ 340,800.00
DILUTED EARNINGS PER SHARE ($ cents)	$ 0.34	$ 362,200.00	$ 340,800.00
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
-COMPUTATION OF BASIC EARNINGS PER SHARE	650,621,237	1,000	1,000
-COMPUTATION OF DILUTED EARNINGS PER SHARE	664,288,141	1,000	1,000
DIVIDEND PER SHARE ($ cents)	$ 0.04	$ 95,500	$ 335,600